FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	7,690,166	—	7,690,166	—
Held-to-maturity debt investments	144,133	—	144,133	—
Long-term investments
Long-term time deposits	15,352,785	—	15,352,785	—
Held-to-maturity debt investments	1,701,240	—	1,701,240	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	26,415,902	—	24,000,694	2,415,208
Long-term investments
Equity investments without readily determinable fair value using the NAV practical expedient (i)	86,240
Investments accounted for at fair value	660,112	32,745	512,200	115,167
Available-for-sale debt investments	5,262,159	—	5,262,159	—
Total	57,312,737	32,745	54,663,377	2,530,375

		Fair value measurement at reporting date using
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	14,874,498	—	14,874,498	—
Held-to-maturity debt investments	5,420,043	—	5,420,043	—
Long-term investments
Long-term time deposits	15,568,643	—	15,568,643	—
Held-to-maturity debt investments	1,798,444	—	1,798,444	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	20,474,093	—	19,224,772	1,249,321
Available-for-sale debt investments	551,348	—	551,348	—
Long-term investments
Equity investments without readily determinable fair value using the NAV practical expedient (i)	60,691
Investments accounted for at fair value	1,014,400	56,164	891,192	67,044
Available-for-sale debt investments	4,935,699	—	4,935,699	—
Total	64,697,859	56,164	63,264,639	1,316,365
(i)	Investments are measured at fair value using the NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Short-term wealth management products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliations of assets categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in thousands)
Fair value as of December 31, 2022	2,999,393
Change in fair value (i)	136,907
Exchange adjustment	48,354
Disposal	(769,446)
Fair value as of December 31, 2023	2,415,208
Addition	357,930
Change in fair value (i)	57,579
Exchange adjustment	30,163
Disposal	(1,611,559)
Fair value as of December 31, 2024	1,249,321
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Long-term wealth management products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliations of assets categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in thousands)
Fair value as of December 31, 2022	126,055
Change in fair value (i)	4,007
Disposal	(14,895)
Fair value as of December 31, 2023	115,167
Addition	100
Change in fair value (i)	(43,196)
Disposal	(5,027)
Fair value as of December 31, 2024	67,044

(i)Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).